Flight Equipment Spare Parts - Summary of Flight Equipment Spare Parts (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [Line Items]
Flight equipment spare parts	¥ 2,407	¥ 1,950
Flight equipment spare parts [member]
Disclosure of inventories [Line Items]
Flight equipment spare parts	2,407	1,950
Flight equipment spare parts [member] | Cost [member]
Disclosure of inventories [Line Items]
Flight equipment spare parts	2,732	2,778
Flight equipment spare parts [member] | Impairment [member]
Disclosure of inventories [Line Items]
Flight equipment spare parts	¥ (325)	¥ (828)